Long-lived Assets by Geographic Segment (Details) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 18,156	$ 18,240
United States
Segment Reporting Information [Line Items]
Long-Lived Assets	16,536	16,516
Canada
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,620	$ 1,724